Presentation and Preparation of the Consolidated Financial Statements and Significant Accounting Policies - Summary of Revenues from Payment Processing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction revenues	$ 415,444	$ 241,814	$ 103,489
Other revenues	3,481	2,306	654
Revenues from payment processing	$ 418,925	244,120	104,143
As Previously Reported
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction revenues		234,417	98,490
Other revenues		9,703	5,653
Revenues from payment processing		244,120	104,143
Reclassification
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction revenues		7,397	4,999
Other revenues		$ (7,397)	$ (4,999)